Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of related party transactions

Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Amounts due from affiliates	$7,500	$3,639

Amounts due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Amounts due to owners and affiliates	$3,655	$2,600

Revolving credit facility due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Revolving credit facility due to owners and affiliates - non-current portion	$24,942	$18,465

Hoegh LNG and Subsidiaries [Member]
Schedule of related party transactions

As described in Related party agreements below, subsidiaries of Höegh LNG have provided administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace, as well as leasing the Höegh Gallant. Historically, the service providers for ship management have accounted for the purchases of consumables, spare parts and third party services and subsequently invoiced or re-charged these costs to the vessel owning entities. On April 1, 2021, a new integrated accounting system was implemented by the Höegh LNG group. To improve efficiency, third party invoices for consumables, spare parts and third party services are recorded directly to the accounts of the entities owning the Höegh Gallant and the Höegh Grace. As a result, these costs are no longer regarded as related party expenses which has reduced the Vessel operating expenses for the year ended December 31, 2021 compared with the year ended December 31, 2020.

Related party amounts included in the consolidated statements of income for the years ended December 31, 2021, 2020 and 2019 or included in the consolidated balance sheets as of December 31, 2021 and 2020 are as follows:

(in thousands of U.S. dollars)	2021	2020	2019
Revenues
Time charter revenue Höegh Gallant (1)	$43,551	45,274	$47,173
Operating expenses
Vessel operating expenses (2)	(15,189)	(21,328)	(24,523)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(5,020)	(4,353)	(4,072)
Financial (income) expense
Interest income from joint ventures (5)	376	321	295
Interest expense and commitment fees to Höegh LNG (6)	(946)	(64)	(1,882)
Total	$22,772	19,850	$16,991

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2021	2020
Equity
Contribution from Höegh LNG (7)	$315	$11,850
Issuance of units for Board of Directors’ fees (4)	211	181
Other and contribution from owner (8)	8	109
Total	$534	$12,140
1)	Time charter revenue Höegh Gallant: Subsidiaries of Höegh LNG have leased the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
4)	Board of Directors’ fees: Total Board of Directors’ fees were $670, $571 and $496 for the years ended December 31, 2021, 2020 and 2019, respectively. Part of the compensation is awarded as common units of the Partnership. Effective June 7, 2021, a total of 11,960 common units were awarded to non-employee directors as compensation of $203 for part of directors’ fees for 2021 under the Höegh LNG Partners LP Long Term Incentive Plan. Effective September 4, 2020 and June 4, 2019, a total of 15,528 and 11,180 common units were awarded to non-employee directors as compensation of $162 and $194, respectively, for part of directors’ fees for 2020 and 2019. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
5)	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
6)	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred an interest expense on the drawn balance.
7)	Non-cash contribution from/distribution to Höegh LNG: As described under “Indemnification” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.
8)	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 26, 2020, March 21, 2019 and September 14, 2018, the Partnership granted or extended the terms for 8,100, 10,917 and 28,018 phantom units, respectively, to the Chief Executive Officer and Chief Financial Officer of the Partnership. Related expenses are recorded over the vesting period as an administrative expense and as increase in equity. On August 6, 2020, the Partnership announced that the Partnership’s Chief Executive Officer and Chief Financial Officer resigned, which resulted in 15,378 of the phantom units not vesting, resulting in a reduction in administration expense and equity for the forfeited units. The remaining phantom units vested in November 2021. There are no unvested phantom units as of December 31, 2021.